May 25, 2012

VIA EDGAR

Vincent J. Di Stefano

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Re:	ClearBridge Energy MLP Total Return Fund Inc.
File Nos. 333-180738 and 811-22693

Dear Mr. Di Stefano:

On behalf of ClearBridge Energy MLP Total Return Fund Inc. (the “Fund”), please find the Fund’s Pre-Effective Amendment No. 2 (“Amendment No. 2”) to the above referenced registration statement of the Fund (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on April 13, 2012, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system.

In addition, we are providing the following response to the comment received by telephone on May 24, 2012 from the staff of the Commission (the “Staff”), relating to the Registration Statement. Please note that any page numbers in our responses are references to the page numbers of Amendment No. 2. All capitalized terms used but not defined in this letter have the meanings given to them in Amendment No. 2.

PROSPECTUS

1.	In the section entitled “Subadviser Investment Process”, please disclose the specific circumstances under which the Fund would sell investments.

In response to the Staff’s comment, the Fund has added the following disclosure to the section entitled “Subadviser Investment Process” on page 71 of the Registration Statement:

ClearBridge will evaluate the Fund’s current individual investments on an on-going basis to ensure they meet the Fund’s investment objective, strategies and risk management profile. When an individual security, in ClearBridge’s assessment, no longer offers above-average distribution growth, stable and predictable cash flows, limited direct commodity exposure, or a strong management team, the Fund may sell the security. In addition, the Fund may also sell securities, in instances where more attractive investments, based on ClearBridge’s assessment of risk-adjusted total return, become available to the Fund.

Please note that we have included certain changes to Amendment No. 2 other than those in response to the Staff’s comments. In connection with the above-referenced filing, the Fund hereby acknowledges that:

1.	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2.	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP